WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.3%
Education - 11.4%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series A, AMBAC	5.500%	8/1/28	$1,000,000	$1,271,790
Northampton County, PA, General Purpose Authority College Revenue, Lafayette College, Refunding	5.000%	11/1/47	2,000,000	2,377,660
Pennsylvania State Higher EFA Revenue:
Drexel University, Refunding	5.000%	5/1/41	3,750,000	4,410,862
Drexel University, Series A	5.000%	5/1/31	590,000	615,754
La Salle University	5.000%	5/1/29	1,500,000	1,589,295
La Salle University	5.000%	5/1/37	1,700,000	1,783,776
La Salle University	5.000%	5/1/42	2,000,000	2,088,860
Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	1,000,000	1,210,580
Philadelphia, PA, Authority for IDR, Performing Arts Charter School Project	6.000%	6/15/23	530,000	537,017	(a)
Philadelphia, PA, Authority for IDR Revenue, Discovery Charter School Project	5.875%	4/1/32	450,000	461,583
University of Pennsylvania Revenue, Tax-Exempt, Series A	5.000%	9/1/47	3,000,000	3,696,810

Total Education				20,043,987

Health Care - 23.6%
Allegheny County, PA, Hospital Development Authority Revenue:
Health Center-UPMC Health, Series B, NATL	6.000%	7/1/24	1,000,000	1,201,060
Health Center-UPMC Health, Series B, NATL	6.000%	7/1/26	2,250,000	2,866,567
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/42	500,000	565,995
Highlands at Wyomissing, Refunding	5.000%	5/15/47	600,000	674,430
Bucks County, PA, IDA, Hospital Authority Revenue:
St. Luke’s University Health Network	4.000%	8/15/33	530,000	592,143
St. Luke’s University Health Network	4.000%	8/15/34	785,000	874,270
St. Luke’s University Health Network	4.000%	8/15/35	500,000	554,475
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/29	645,000	720,581
Diakon Lutheran Social Ministries Project	5.000%	1/1/39	2,000,000	2,319,300
Penn State Health, Series 2019	4.000%	11/1/36	1,200,000	1,351,728

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2019 Quarterly Report	1

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Lancaster County, PA, Hospital Authority Revenue, Health Center, Landis Homes Retirement Community Project, Refunding	5.000%	7/1/45	$3,000,000	$3,240,270
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/44	1,000,000	1,156,870
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center	5.000%	7/1/41	1,000,000	1,154,060
Montgomery County, PA, IDA, Health Facilities Revenue, Jefferson Health System, Series A	5.000%	10/1/41	6,000,000	6,365,520
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities	5.000%	11/15/24	3,250,000	3,510,227
Pennsylvania State Higher EFA Revenue:
University of Pennsylvania Health Systems Revenue, Series A	5.000%	8/15/47	3,500,000	4,123,525
UPMC, Series E	5.000%	5/15/31	8,000,000	8,107,200
Southcentral, PA, General Authority Revenue, Wellspan Health Obligated Group, Series A, Refunding	4.000%	6/1/44	1,950,000	2,169,161

Total Health Care				41,547,382

Industrial Revenue - 1.0%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment	5.000%	6/1/35	1,000,000	1,211,950
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	500,000	505,965	(b)(c)(d)

Total Industrial Revenue				1,717,915

Leasing - 2.4%
Philadelphia, PA, Authority for IDR:
City Service Agreement Revenue	5.000%	5/1/37	2,000,000	2,423,460
Lease Revenue, Refunding	5.000%	10/1/30	500,000	646,715
State Public School Building Authority, PA, Lease
Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	250,000	294,775
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	750,000	880,065

Total Leasing				4,245,015

See Notes to Schedule of Investments.

2	Western Asset Pennsylvania Municipals Fund 2019 Quarterly Report

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - 13.3%
Armstrong, PA, School District:
GO, Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/36	$1,075,000	$1,219,587
GO, Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/37	1,000,000	1,130,840
Dover, PA, Area School District, GO:
BAM, State Aid Withholding, Refunding	5.000%	4/1/36	1,000,000	1,173,590
BAM, State Aid Withholding, Refunding	5.000%	4/1/37	875,000	1,023,969
BAM, State Aid Withholding, Refunding	5.000%	4/1/38	1,000,000	1,167,030
BAM, State Aid Withholding, Refunding	5.000%	4/1/39	575,000	669,772
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	4,000,000	4,590,840
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	5,000,000	5,852,450
North Allegheny, PA, School District, GO, State Aid Withholding	4.000%	5/1/44	1,000,000	1,119,550
Philadelphia, PA, GO, Series B	5.000%	2/1/39	1,500,000	1,836,555
Wilkes-Barre Area School District, GO, BAM, State Aid Withholding, Refunding	4.000%	4/15/49	2,250,000	2,476,395
York County, PA, GO, Refunding	5.000%	3/1/36	1,000,000	1,222,910

Total Local General Obligation				23,483,488

Power - 2.9%
Philadelphia, PA, Gas Works Revenue:
1998 General Ordinance, Refunding	5.000%	8/1/31	1,250,000	1,461,413
1998 General Ordinance, Refunding	5.000%	8/1/47	2,500,000	2,915,125
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	300,000	228,000	*(e)
Series A	5.050%	7/1/42	70,000	53,200	*(e)
Series XX	5.250%	7/1/40	630,000	480,375	*(e)

Total Power				5,138,113

Pre-Refunded/Escrowed to Maturity - 7.6%
Pennsylvania State Higher EFA Revenue:
Drexel University, Series A	5.000%	5/1/31	6,410,000	6,739,410	(f)
University of Pennsylvania Health Systems, Series A	5.750%	8/15/41	2,000,000	2,148,920	(f)
Pennsylvania State Turnpike Commission Revenue:
Subordinated, Series B	5.250%	12/1/41	1,520,000	1,640,764	(f)
Subordinated, Series B	5.250%	12/1/41	2,480,000	2,674,581	(f)

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2019 Quarterly Report	3

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - (continued)
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Series B, NATL	7.000%	5/15/20	$50,000	$51,062	(g)
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East, Series A	5.000%	11/15/40	85,000	87,820	(f)

Total Pre-Refunded/Escrowed to Maturity				13,342,557

Special Tax Obligation - 1.8%
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/48	2,000,000	2,385,080
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	150,000	150,657
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	385,000	385,000
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	150,000	150,381
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	100,000	100,192

Total Special Tax Obligation				3,171,310

State General Obligation - 3.1%
Pennsylvania State, GO, Refunding	5.000%	7/15/30	4,250,000	5,443,953

Transportation - 15.3%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, Refunding, Port District Project	5.000%	1/1/25	2,215,000	2,436,101
Delaware River, PA & NJ, Joint Toll Bridge Commission Revenue, Bridge System Revenue Bonds	5.000%	7/1/42	2,000,000	2,399,760
Delaware River, PA & NJ, Port Authority Revenue, Series A	5.000%	1/1/36	3,000,000	3,752,460
Delaware River, PA, Joint Toll Bridge Commission, Bridge System Revenue, Series B, Refunding	5.000%	7/1/31	1,350,000	1,732,806
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/43	3,000,000	3,637,800
Subordinated, Series B, Refunding	5.000%	6/1/39	2,250,000	2,619,023
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/35	3,300,000	3,767,610	(b)
Series B, Refunding	5.000%	7/1/42	3,000,000	3,511,200	(b)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority:
Parking System Revenue	5.000%	12/15/33	615,000	733,529

See Notes to Schedule of Investments.

4	Western Asset Pennsylvania Municipals Fund 2019 Quarterly Report

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Parking System Revenue	5.000%	12/15/34	$1,000,000	$1,189,170
Parking System Revenue	5.000%	12/15/36	1,000,000	1,184,560

Total Transportation				26,964,019

Water & Sewer - 15.9%
Capital Region Water, PA, Water Revenue, Series A, BAM, Refunding	5.000%	7/15/29	250,000	300,992
Delaware County, PA, Regional Water Quality Control Authority Revenue	5.000%	11/1/46	5,000,000	5,873,550
Erie City Water Authority Revenue, Series D, BAM, Refunding	5.000%	12/1/31	1,300,000	1,655,446
Erie, PA, Water Authority Revenue, Refunding	5.000%	12/1/43	2,250,000	2,623,207
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,335,000	4,045,155
Series A	5.000%	7/1/45	2,000,000	2,240,620
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	825,000	860,269
Westmoreland County, PA, Municipal Authority Revenue:
Capital Appreciation, Series B, AGM	0.000%	8/15/30	8,830,000	6,869,652
Refunding, BAM	5.000%	8/15/42	3,000,000	3,459,210

Total Water & Sewer				27,928,101

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $163,103,969)				173,025,840

SHORT-TERM INVESTMENTS - 0.8%
MUNICIPAL BONDS - 0.8%
Health Care - 0.1%
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	1.750%	12/1/39	100,000	100,000	(h)(i)

Transportation - 0.7%
Pennsylvania State Turnpike Commission Revenue, Second Series, Refunding, LOC - TD Bank N.A.	1.600%	12/1/38	1,300,000	1,300,000	(h)(i)

Water & Sewer - 0.0%
North Huntingdon Township, PA, Municipal Authority Revenue, Series 2011, AGM, SPA - PNC Bank N.A.	1.900%	4/1/20	100,000	100,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,500,000)				1,500,000

TOTAL INVESTMENTS - 99.1% (Cost - $164,603,969)				174,525,840
Other Assets in Excess of Liabilities - 0.9%				1,572,882

TOTAL NET ASSETS - 100.0%				$176,098,722

See Notes to Schedule of Investments.

Western Asset Pennsylvania Municipals Fund 2019 Quarterly Report	5

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on these securities is currently in default as of December 31, 2019.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
EFA	— Educational Facilities Authority
GO	— General Obligation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
UPMC	— University of Pittsburgh Medical Center

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Western Asset Pennsylvania Municipals Fund 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

7

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$173,025,840	—	$173,025,840
Short-Term Investments†	—	1,500,000	—	1,500,000

Total Investments	—	$174,525,840	—	$174,525,840

†	See Schedule of Investments for additional detailed categorizations.

9